Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 12. Subsequent Events

In November 2013, Holdings amended the Holdings Credit Agreement to, among other things, increase the borrowing base to $525 million.  As of November 14, 2013, there were no of outstanding borrowings under the Holdings Credit Agreement.

Note 12. Subsequent Events

        In January 2013, Athlon increased the borrowing base under the Athlon Credit Agreement to $295 million.

        During February 2013, Athlon entered into additional oil swaps. The following table summarizes open commodity derivative contracts as of March 8, 2013:

Period	Average Daily Floor Volume	Weighted- Average Floor Price	Average Daily Cap Volume	Weighted- Average Cap Price	Average Daily Swap Volume	Weighted- Average Swap Price
	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)	(Bbl)	(per Bbl)
2013	150	$75.00	150	$105.95	5,500	$94.50
2014	—	—	—	—	5,450	92.83
2015	—	—	—	—	1,300	93.18

        In February 2013, Athlon also entered into basis differential swaps for 5,000 Bbls/D at $1.20/Bbl for March through December 2013.

        These financial statements considered subsequent events through March 8, 2013, the date the consolidated financial statements were available to be issued.